Variable Interest Entities - Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Depreciation and amortization	$ 23,587	$ 25,709
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	1,798	1,981
Depreciation and amortization	$ 3,614	$ 6,049